Subsequent events (Details) - ATM Program [Member] SFr in Millions, $ in Millions	1 Months Ended
	Feb. 28, 2021 CHF (SFr) shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 shares
Subsequent events [Abstract]
Number of common shares sold (in shares)			0
Subsequent Events [Member]
Subsequent events [Abstract]
Proceeds from issuance of ordinary shares, net of agent commissions	SFr 8.0	$ 8.8
Number of common shares sold (in shares)	764,977	764,977